UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 15.6%
BM&F Bovespa SA	672,841	$3,956,740
Cia de Bebidas das Americas, Preference Shares - ADR	187,390	5,625,448
Cia de Concessoes Rodoviarias	157,075	4,702,577
Itau Unibanco Holdings SA - ADR	682,983	13,912,364
Natura Cosmeticos SA	132,035	2,989,167
Petroleo Brasileiro SA - ADR	114,739	3,525,929
Vale SA, Preference ‘A’ Shares - ADR	519,410	15,332,983
		50,045,208
Chile — 2.1%
E.CL SA	1,086,000	2,884,131
Empresa Nacional de Telecomunicaciones SA	197,768	3,989,943
		6,874,074
China — 10.6%
Bank of China Ltd.	9,332,200	4,295,368
China Merchants Holdings International Co., Ltd.	1,440,000	5,111,780
CNOOC Ltd.	3,056,000	6,802,691
CNOOC Ltd. - ADR	6,650	1,478,362
China Mobile Ltd.	643,500	6,402,084
China Rongsheng Heavy Industry Group Co., Ltd.	4,768,500	2,906,135
PetroChina Co., Ltd.	2,080,000	2,967,910
Straits Asia Resources Ltd.	1,523,000	3,817,978
		33,782,308
Hungary — 2.0%
Mol Magyar Olaj- es Gazipari Rt. (a)	30,980	3,324,356
OTP Bank Plc	110,174	3,178,519
		6,502,875
India — 1.6%
Infosys Technologies Ltd. - ADR	81,600	5,077,152
Indonesia — 0.9%
Perusahaan Gas Negara Tbk PT	6,116,500	2,854,292
Iraq — 1.5%
DNO International ASA (a)	4,200,212	4,728,665
Kazakhstan — 1.3%
KazMunaiGas Exploration Production	229,376	4,225,358
Malaysia — 1.5%
Malayan Banking BHD (a)	1,600,000	4,716,110
Mexico — 5.7%
America Movil, SA de CV - ADR	358,394	9,246,565
Fomento Economico Mexicano, SA de CV - ADR	49,353	3,571,677
Grupo Financiero Banorte, SA de CV ‘O’	897,812	3,931,700

Common Stocks	Shares	Value
Mexico (concluded)
Genomma Lab Internacional SA de CV (a)	304,059	$696,336
Urbi Desarrollos Urbanos SAB, SA de CV (a)	335,155	740,994
		18,187,272
Panama — 0.9%
Copa Holdings SA, Class A	44,068	2,891,301
Peru — 0.7%
Cia de Minas Buenaventura SA - ADR	57,071	2,336,487
Poland — 1.8%
Bank Pekao SA	100,822	5,763,191
Russia — 7.3%
IDGC Holding JSC (a)	24,195,364	3,087,304
OAO Gazprom - ADR	688,963	10,100,198
Sberbank	1,925,011	7,049,390
VimpelCom Ltd. - ADR	255,600	3,169,440
		23,406,332
South Africa — 7.7%
African Bank Investments Ltd.	929,445	4,680,562
Anglo American Platinum Ltd.	52,174	4,459,407
Aveng Ltd.	200,619	1,074,091
The Foschini Group Ltd.	350,254	4,606,288
MTN Group Ltd.	314,088	6,794,777
Standard Bank Group, Ltd.	201,580	2,931,269
		24,546,394
South Korea — 11.7%
Celltrion, Inc.	90,044	4,096,250
Doosan Infracore Co., Ltd. (a)	142,480	3,549,001
Green Cross Corp.	6,212	1,013,683
Hynix Semiconductor, Inc.	187,500	4,322,395
Hyundai Mobis	8,347	3,004,915
Kangwon Land, Inc.	144,170	4,101,002
Korea Electric Power Corp. (a)	136,910	3,327,467
Samsung Electronics Co., Ltd.	14,252	11,412,467
Samsung Techwin Co., Ltd.	39,000	2,858,701
		37,685,881
Taiwan — 7.1%
HTC Corp.	208,000	6,187,472
King Yuan Electronics Co., Ltd.	5,242,000	2,286,557
Mega Financial Holding Co., Ltd.	6,870,000	6,613,775
Taiwan Semiconductor Manufacturing Co., Ltd.	2,047,000	5,087,100
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	208,893	2,581,917
		22,756,821

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investment, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
HUF	Hungarian Forint
MYR	Malaysian Ringgit
NOK	Norwegian Krone
TRY	Turkish Lira
USD	US Dollar

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Emerging Markets Fund, Inc.

Common Stocks	Shares		Value
Thailand — 2.8%
Banpu Pcl		158,200	$3,869,936
Kasikornbank Pcl		1,086,100	5,114,828
			8,984,764
Turkey — 1.2%
Koza Altin Isletmeleri AS		259,060	3,746,803
United Arab Emirates — 0.9%
First Gulf Bank PJSC		610,000	2,757,612
Total Common Stocks – 84.9%			271,868,900

Participation Notes	Par (000)
India — 9.5%
Citigroup Global Markets Holdings, Inc.:
(United Phosphorus), due 4/05/12	USD	604	2,259,084
(Yes Bank Ltd.), due 10/24/12		624	4,366,660
Deutsche Bank AG (Axis Bank), due 8/17/17		118	3,543,882
JPMorgan Structured Products BV:
(Larsen & Toubro Ltd.), due 9/08/14		144	5,587,646
(Tata Motors), due 7/05/15		178	2,188,510
Morgan Stanley Asia Products Ltd. (ITC, Ltd.), due 7/03/14		886	4,175,234
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14		96	252,995
UBS AG:
(Gail India Ltd.) due 8/29/11		461	4,816,063
(Glenmark Pharmaceuticals Ltd.), due 12/18/12		433	3,233,076
			30,423,150
Nigeria — 0.7%
Deutsche Bank AG (Zenith Bank Plc), due 4/18/18		23,591	2,330,557
Qatar — 1.4%
Deutsche Bank AG (Commercial Bank of Qatar, Inc.), due 5/26/17		219	4,455,975

Participation Notes	Par (000)		Value
Saudi Arabia — 2.1%
HSBC Bank Plc:
(Abdullah Al Oathim Markets), due 9/05/11		171	$4,225,528
(SA Amiantit Co.), due 9/03/12		589	2,550,155
			6,775,683
Total Participation Notes – 13.7%			43,985,365
Total Long-Term Investments (Cost – $286,558,926) – 98.6%			315,854,265

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)		14,318,402	14,318,402
Total Short-Term Securities (Cost - $14,318,402) – 4.5%			14,318,402
Total Investments (Cost – $300,877,328*) – 103.1%			330,172,667
Liabilities in Excess of Other Assets – (3.1)%			(9,893,225)
Net Assets – 100.0%			$320,279,442

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$306,634,960
Gross unrealized appreciation	$35,019,651
Gross unrealized depreciation	(11,481,944)
Net unrealized appreciation	$23,537,707

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,579,161	11,739,241	14,318,402	$6,707

(c)	Represents the current yield as of report date.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Global Emerging Markets Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,720	TRY	230,763	State Street Global Markets, LLC	8/01/2011	$1,121
MYR	9,939,210	USD	3,368,653	Brown Brothers Harriman & Co.	8/02/2011	(19,862)
NOK	1,131,180	USD	208,844	JPMorgan Securities Inc.	8/02/2011	1,245
USD	121,971	TRY	206,949	Deutsche Bank AG	8/02/2011	(531)
HUF	264,619,733	USD	1,417,277	State Street Global Markets, LLC	8/03/2011	(7,313)
MYR	4,189,198	USD	1,418,625	Brown Brothers Harriman & Co.	8/03/2011	(7,170)
Total						$(32,510)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:

Investments:
Long-Term Investments:
Common Stocks:
Brazil	$50,045,208	—	—	$50,045,208
Chile	6,874,074	—	—	6,874,074
China	1,478,362	$32,303,946	—	33,782,308
Hungary	—	6,502,875	—	6,502,875
India	5,077,152	—	—	5,077,152
Indonesia	—	2,854,292	—	2,854,292
Iraq	—	4,728,665	—	4,728,665
Kazakhstan	—	4,225,358	—	4,225,358
Malaysia	—	4,716,110	—	4,716,110
Mexico	18,187,272	—	—	18,187,272
Panama	2,891,301	—	—	2,891,301
Peru	2,336,487	—	—	2,336,487
Poland	—	5,763,191	—	5,763,191
Russia	20,319,028	3,087,304	—	23,406,332
South Africa	5,680,379	18,866,015	—	24,546,394
South Korea	—	37,685,881	—	37,685,881
Taiwan	2,581,917	20,174,904	—	22,756,821
Thailand	—	8,984,764	—	8,984,764
Turkey	—	3,746,803	—	3,746,803
United Arab Emirates	—	2,757,612	—	2,757,612
Participation Notes:
India	—	—	$30,423,150	30,423,150
Nigeria	—	—	2,330,557	2,330,557
Qatar	—	—	4,455,975	4,455,975
Saudi Arabia	—	—	6,775,683	6,775,683
Short-Term Securities	$14,318,402	—	—	14,318,402
Total	$129,789,582	$156,397,720	$43,985,365	$330,172,667

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Global Emerging Markets Fund, Inc.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,366	—	$2,366
Liabilities:
Foreign currency exchange contracts	—	(34,876)	—	(34,876)
Total	—	$(32,510)	—	$(32,510)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes
Assets:
Balance, as of October 31, 2010	$46,101,686
Accrued discounts/premiums	—
Net realized gain (loss)	999,311
Net change in unrealized appreciation/depreciation[2]	(5,020,612)
Purchases	36,794,221
Sales	(34,889,241)
Transfers in3	—
Transfers out[3]	—
Balance, as of July 31, 2011	$43,985,365

[2]	The change in unrealized appreciation/depreciation on investments still held at July 31, 2011 was $32,100,080.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.	JULY 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 26, 2011